UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Dynamic Global Bond Fund

Investor Class (RPIEX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$76	0.75%

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,134	10,590	10,007
2016	10,250	10,896	10,015
2016	10,354	10,985	10,024
2016	10,462	10,209	10,033
2017	10,317	10,388	10,043
2017	10,271	10,659	10,063
2017	10,338	10,847	10,090
2017	10,263	10,964	10,119
2018	10,328	11,113	10,154
2018	10,231	10,804	10,200
2018	10,221	10,704	10,251
2018	10,353	10,832	10,308
2019	10,258	11,070	10,370
2019	10,388	11,435	10,436
2019	10,140	11,517	10,495
2019	10,312	11,573	10,543
2020	10,627	11,535	10,604
2020	10,906	11,918	10,606
2020	11,004	12,235	10,610
2020	11,284	12,637	10,614
2021	11,600	12,073	10,616
2021	11,487	12,232	10,616
2021	11,453	12,124	10,618
2021	11,292	12,042	10,619
2022	11,628	11,300	10,623
2022	11,936	10,367	10,634
2022	12,029	9,647	10,684
2022	11,698	10,086	10,775
2023	11,727	10,389	10,891
2023	11,206	10,230	11,020
2023	11,175	9,863	11,165
2023	11,117	10,662	11,319
2024	11,191	10,440	11,466
2024	11,321	10,325	11,618
2024	11,425	11,046	11,778
2024	11,715	10,482	11,917
2025	11,903	10,758	12,039
2025	12,011	11,244	12,165
2025	12,060	11,311	12,297
2025	12,036	11,338	12,418

202501-4140694, 202601-5112917

F35-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic Global Bond Fund (Investor Class)	2.74%	1.30%	1.87%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.19

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,161,087
  Number of Portfolio Holdings358
  Investment Advisory Fees Paid (000s)$2,473
  Portfolio Turnover Rate69.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

Investor Class (RPIEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dynamic Global Bond Fund

Advisor Class (PAIEX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$91	0.90%

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,138	10,590	10,007
2016	10,238	10,896	10,015
2016	10,336	10,985	10,024
2016	10,434	10,209	10,033
2017	10,283	10,388	10,043
2017	10,231	10,659	10,063
2017	10,291	10,847	10,090
2017	10,210	10,964	10,119
2018	10,262	11,113	10,154
2018	10,161	10,804	10,200
2018	10,157	10,704	10,251
2018	10,271	10,832	10,308
2019	10,170	11,070	10,370
2019	10,293	11,435	10,436
2019	10,051	11,517	10,495
2019	10,203	11,573	10,543
2020	10,520	11,535	10,604
2020	10,792	11,918	10,606
2020	10,870	12,235	10,610
2020	11,151	12,637	10,614
2021	11,434	12,073	10,616
2021	11,317	12,232	10,616
2021	11,290	12,124	10,618
2021	11,114	12,042	10,619
2022	11,453	11,300	10,623
2022	11,741	10,367	10,634
2022	11,838	9,647	10,684
2022	11,506	10,086	10,775
2023	11,514	10,389	10,891
2023	10,995	10,230	11,020
2023	10,959	9,863	11,165
2023	10,913	10,662	11,319
2024	10,966	10,440	11,466
2024	11,088	10,325	11,618
2024	11,187	11,046	11,778
2024	11,466	10,482	11,917
2025	11,659	10,758	12,039
2025	11,746	11,244	12,165
2025	11,789	11,311	12,297
2025	11,761	11,338	12,418

202501-4140694, 202601-5112917

F235-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic Global Bond Fund (Advisor Class)	2.57%	1.07%	1.64%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.19

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,161,087
  Number of Portfolio Holdings358
  Investment Advisory Fees Paid (000s)$2,473
  Portfolio Turnover Rate69.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

Advisor Class (PAIEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dynamic Global Bond Fund

I Class (RPEIX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$52	0.51%

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	506,851	529,495	500,366
2016	512,746	544,798	500,728
2016	518,057	549,246	501,209
2016	523,449	510,430	501,635
2017	515,817	519,421	502,152
2017	514,184	532,936	503,166
2017	517,669	542,335	504,498
2017	514,025	548,176	505,929
2018	517,320	555,638	507,724
2018	512,588	540,178	510,020
2018	512,295	535,189	512,526
2018	519,072	541,598	515,413
2019	514,474	553,523	518,504
2019	521,198	571,760	521,816
2019	508,941	575,848	524,750
2019	517,728	578,641	527,167
2020	533,740	576,750	530,196
2020	548,014	595,901	530,314
2020	553,116	611,761	530,523
2020	567,383	631,854	530,683
2021	582,915	603,669	530,817
2021	577,540	611,592	530,816
2021	576,752	606,189	530,893
2021	568,379	602,113	530,944
2022	586,242	565,017	531,152
2022	601,504	518,335	531,709
2022	607,104	482,341	534,205
2022	590,662	504,279	538,750
2023	590,962	519,441	544,573
2023	564,907	511,495	550,975
2023	563,587	493,151	558,255
2023	561,722	533,099	565,933
2024	564,979	521,994	573,284
2024	572,597	516,229	580,908
2024	577,499	552,277	588,887
2024	593,243	524,095	595,825
2025	603,033	537,908	601,965
2025	608,876	562,204	608,268
2025	610,943	565,551	614,863
2025	610,087	566,902	620,898

202501-4140694, 202601-5112917

F535-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic Global Bond Fund (I Class)	2.84%	1.46%	2.01%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.19

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,161,087
  Number of Portfolio Holdings358
  Investment Advisory Fees Paid (000s)$2,473
  Portfolio Turnover Rate69.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

I Class (RPEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dynamic Global Bond Fund

Z Class (TRDZX)

This annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Developed market government bonds diverged over the period. U.S. Treasuries rallied and the curve steepened due to signs of softening in the economy, concerns over the impact of trade tensions, and interest rate cuts. Eurozone yields rose as Germany loosened its fiscal rules, Japanese government bonds sold off on rate hike expectations, and the UK curve steepened amid anticipation of policy easing. The U.S. dollar weakened, and corporate bonds performed well.

  U.S. positioning was effective through holding long duration exposure earlier in the year and moving to a short stance from April onward, and our curve steepening position was successful. A long duration position in New Zealand worked as the central bank cut interest rates. Long exposure to U.S. investment grade detracted as it was impacted by tariff concerns, although our long exposure to high yield added. Equity hedges cost performance. Long holdings in emerging market currencies helped, but our short in the British pound and long in the Japanese yen detracted.

  The fund is an actively managed, diversified global bond portfolio with opportunistic currency and credit allocations. It emphasizes negative or low correlation to equity markets, especially during periods of heightened volatility and adverse movements in risk assets, and aims to produce modest and repeatable performance, regardless of the direction of interest rates.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we used to manage positioning more nimbly across the fund’s wide investment universe.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,130	9,896	10,002
6/30/20	10,414	10,225	10,004
9/30/20	10,524	10,497	10,008
12/31/20	10,821	10,842	10,011
3/31/21	11,119	10,358	10,014
6/30/21	11,041	10,494	10,014
9/30/21	11,029	10,402	10,015
12/31/21	10,882	10,332	10,016
3/31/22	11,238	9,695	10,020
6/30/22	11,545	8,894	10,031
9/30/22	11,668	8,276	10,078
12/31/22	11,367	8,653	10,163
3/31/23	11,388	8,913	10,273
6/30/23	10,900	8,777	10,394
9/30/23	10,889	8,462	10,531
12/31/23	10,867	9,147	10,676
3/31/24	10,944	8,957	10,815
6/30/24	11,105	8,858	10,959
9/30/24	11,215	9,476	11,109
12/31/24	11,536	8,993	11,240
3/31/25	11,740	9,230	11,356
6/30/25	11,854	9,647	11,475
9/30/25	11,925	9,704	11,599
12/31/25	11,924	9,727	11,713

202501-4140694, 202601-5112917

F1247-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Dynamic Global Bond Fund (Z Class)	3.37%	1.96%	3.08%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	-0.48
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,161,087
  Number of Portfolio Holdings358
  Investment Advisory Fees Paid (000s)$2,473
  Portfolio Turnover Rate69.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Government Bonds	49.0%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.5
Corporate Bonds	10.9
U.S. Government & Agency Mortgage-Backed Securities	3.4
Convertible Bonds	2.1
U.S. Treasury Obligations	1.5
Asset-Backed Securities	1.1
Bank Loans	1.1
Non-U.S. Government Mortgage-Backed Securities	0.8
Short-Term and Other	17.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
United Kingdom Gilt	7.6
Government of New Zealand	7.3
Brazil Notas do Tesouro Nacional	5.6
Deutsche Bundesrepublik	5.3
Kingdom of Thailand	3.6
United Mexican States	3.2
Republic of Colombia	2.9
Kingdom of Norway	2.3
Republic of Hungary	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Global Bond Fund

Z Class (TRDZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIEX Dynamic Global Bond
Fund
PAIEX Dynamic Global Bond
Fund–
.
Advisor Class
RPEIX Dynamic Global Bond
Fund–
.
I Class
TRDZX Dynamic Global Bond
Fund–
.
Z Class

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.80 $ 7.78 $ 8.52 $ 9.54 $ 9.89
Investment activities
Net investment income
(1)(2)
0.39 0.36 0.41 0.43 0.16
Net realized and unrealized
gain/loss (0.18) 0.05 (0.83) (0.10) (0.15)
Total from investment
activities 0.21 0.41 (0.42) 0.33 0.01
Distributions
Net investment income (0.33) (0.29) (0.02) (0.25) (0.23)
Net realized gain — — — (1.10) (0.13)
Tax return of capital (0.10) (0.10) (0.30) — —
Total distributions (0.43) (0.39) (0.32) (1.35) (0.36)
NET ASSET VALUE
End of period $ 7.58 $ 7.80 $ 7.78 $ 8.52 $ 9.54
Ratios/Supplemental Data
Total return
(2)(3)
2.74% 5.38% (4.97)% 3.60% 0.07%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.75% 0.74% 0.73% 0.71% 0.68%
Net expenses after waivers/
payments by Price Associates 0.75% 0.74% 0.73% 0.71% 0.68%
Net investment income 5.01% 4.65% 5.05% 4.46% 1.64%
Portfolio turnover rate 69.7% 66.4% 122.2% 134.3% 112.7%
Net assets, end of period (in
millions) $77 $114 $207 $546 $133
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.77 $ 7.76 $ 8.50 $ 9.51 $ 9.88
Investment activities
Net investment income
(1)(2)
0.38 0.35 0.39 0.39 0.28
Net realized and unrealized
gain/loss (0.18) 0.03 (0.82) (0.06) (0.31)
Total from investment
activities 0.20 0.38 (0.43) 0.33 (0.03)
(3)
Distributions
Net investment income (0.33) (0.27) (0.03) (0.24) (0.21)
Net realized gain — — — (1.10) (0.13)
Tax return of capital (0.09) (0.10) (0.28) — —
Total distributions (0.42) (0.37) (0.31) (1.34) (0.34)
NET ASSET VALUE
End of period $ 7.55 $ 7.77 $ 7.76 $ 8.50 $ 9.51

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
2.57% 5.07% (5.15)% 3.53% (0.33)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.62% 1.32% 1.02% 1.04% 1.21%
Net expenses after
waivers/payments by Price
Associates 0.90% 0.90% 0.91% 0.90% 0.90%
Net investment income 4.87% 4.58% 4.81% 4.08% 2.83%
Portfolio turnover rate 69.7% 66.4% 122.2% 134.3% 112.7%
Net assets, end of period (in
thousands) $192 $187 $423 $557 $147
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.89
Investment activities
Net investment income
(1)(2)
0.41 0.38 0.42 0.41 0.26
Net realized and unrealized
gain/loss (0.19) 0.04 (0.83) (0.05) (0.24)
Total from investment
activities 0.22 0.42 (0.41) 0.36 0.02
Distributions
Net investment income (0.35) (0.30) (0.03) (0.27) (0.25)
Net realized gain — — — (1.10) (0.13)
Tax return of capital (0.10) (0.10) (0.31) — —
Total distributions (0.45) (0.40) (0.34) (1.37) (0.38)
NET ASSET VALUE
End of period $ 7.56 $ 7.79 $ 7.77 $ 8.52 $ 9.53
Ratios/Supplemental Data
Total return
(2)(3)
2.84% 5.61% (4.90)% 3.92% 0.18%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.51% 0.52% 0.53% 0.52% 0.50%
Net expenses after
waivers/payments by Price
Associates 0.51% 0.52% 0.53% 0.52% 0.50%
Net investment income 5.25% 4.89% 5.17% 4.24% 2.63%
Portfolio turnover rate 69.7% 66.4% 122.2% 134.3% 112.7%
Net assets, end of period (in
millions) $598 $574 $603 $731 $568
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.79 $ 7.77 $ 8.52 $ 9.53 $ 9.90
Investment activities
Net investment income
(1)(2)
0.45 0.42 0.46 0.45 0.36
Net realized and unrealized
gain/loss (0.19) 0.04 (0.83) (0.04) (0.30)
Total from investment
activities 0.26 0.46 (0.37) 0.41 0.06
Distributions
Net investment income (0.38) (0.32) (0.03) (0.32) (0.30)
Net realized gain — — — (1.10) (0.13)
Tax return of capital (0.11) (0.12) (0.35) — —
Total distributions (0.49) (0.44) (0.38) (1.42) (0.43)
NET ASSET VALUE
End of period $ 7.56 $ 7.79 $ 7.77 $ 8.52 $ 9.53
Ratios/Supplemental Data
Total return
(2)(3)
3.37% 6.15% (4.40)% 4.45% 0.57%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.50% 0.51% 0.51% 0.50%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.01% 0.00% 0.00%
Net investment income 5.77% 5.40% 5.67% 4.68% 3.67%
Portfolio turnover rate 69.7% 66.4% 122.2% 134.3% 112.7%
Net assets, end of period (in
millions) $3,486 $3,313 $3,151 $3,206 $3,833
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.4%
Corporate Bonds 0.2%
Vaca Muerta, Acquisition Date: 12/1/25, Cost $7,352, FRN,
6M TSFR + 5.38%, 9.335%, 7/8/30 (USD) (1) 7,352,000 7,346
7,346
Government Bonds 0.2%
Argentina Republic Treasury Bonds, 29.50%, 5/30/30  13,442,961,000 9,558
9,558
Total Argentina (Cost $17,549) 16,904
BRAZIL 5.9%
Corporate Bonds 0.4%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD) (2) 10,776,000 4,468
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (2) 13,766,000 4,790
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (2) 13,800,000 5,388
14,646
Government Bonds 5.5%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  566,806,000 95,950
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  837,950,000 134,787
230,737
Total Brazil (Cost $253,448) 245,383
CANADA 0.4%
Corporate Bonds 0.4%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (3) 15,285,000 16,076
Total Canada (Cost $15,285) 16,076
CHILE 1.7%
Government Bonds 1.7%
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (2) 60,085,000,000 69,362
Total Chile (Cost $73,213) 69,362

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 0.6%
Common Stocks 0.0%
Kaisa Group Holdings (HKD) (4) 1,692,709 21
Times China Holdings (HKD) (4) 693,608 9
30
Convertible Bonds 0.3%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (2) 1,365,565 20
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (2) 1,707,034 22
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (2) 2,731,130 30
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (2) 2,731,130 27
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (2) 3,413,912 9
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (2) 3,413,912 40
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (2) 6,440,536 63
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 1,370,105 26
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 6,160,506 75
Trip.com Group, 0.75%, 6/15/29 (USD)  8,401,000 10,360
10,672
Corporate Bonds 0.3%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (4)(5) 11,400,000 1,083
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (4)(5) 10,055,000 943
Country Garden Holdings, 3.125%, 10/22/25 (USD) (4)(5) 10,570,000 1,009
Country Garden Holdings, 3.30%, 1/12/31 (USD) (4)(5) 8,854,000 839
Country Garden Holdings, 5.40%, 5/27/25 (USD) (4)(5) 2,135,000 204
Kaisa Group Holdings, 6.25%, 12/28/28, (5.25% Cash or
6.25% PIK) (USD) (2)(6) 2,296,509 46
Kaisa Group Holdings, 6.50%, 12/28/29, (5.50% Cash or
6.50% PIK) (USD) (2)(6) 3,844,539 76
Kaisa Group Holdings, 6.75%, 12/28/30, (5.75% Cash or
6.75% PIK) (USD) (2)(6) 4,633,874 88
Kaisa Group Holdings, 7.00%, 12/28/31, (6.00% Cash or
7.00% PIK) (USD) (2)(6) 6,981,450 125
Kaisa Group Holdings, 7.25%, 12/28/32, (6.25% Cash or
7.25% PIK) (USD) (2)(6) 6,570,155 131
Kaisa Group Holdings, 7.721%, 12/28/27, (6.721% Cash or
7.721% PIK) (USD) (2)(6) 1,570,920 44
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 8,022
Shimao Group Holdings, 5.00%, 7/21/31, (5.00% Cash or
6.00% PIK) (USD) (2)(6) 10,928,169 451

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Times China Holdings, 4.00%, 3/30/29, (4.00% PIK) (USD) (2)
(6) 1,359,187 24
Times China Holdings, 4.20%, 9/30/32, (4.20% PIK) (USD) (2)
(6) 5,040,413 97
13,182
Total China (Cost $43,831) 23,884
COLOMBIA 3.1%
Government Bonds 2.9%
Republic of Colombia, Series B, 6.25%, 7/9/36  181,646,500,000 30,719
Republic of Colombia, Series B, 13.25%, 2/9/33  341,839,700,000 91,726
122,445
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,416 (USD) (1)(4) † 5,534
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,735 (USD) (1)(4) † 3,284
8,818
Total Colombia (Cost $124,457) 131,263
CÔTE D'IVOIRE 1.0%
Government Bonds 1.0%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (2) 21,500,000 25,398
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (2) 16,200,000 17,478
Total Côte d'Ivoire (Cost $41,027) 42,876
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (2) 5,435,000 5,515
Total Dominican Republic (Cost $5,020) 5,515
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (2) 7,370,000 8,188
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (2)(7) 4,140,000 4,745

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt Treasury Bills, Series 364D, 25.266%,
8/25/26  375,650,000 6,791
Total Egypt (Cost $18,252) 19,724
FRANCE 1.0%
Corporate Bonds 1.0%
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 7,611
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (2)(3) 14,255,000 15,171
Societe Generale, VR, 5.634%, 1/19/30 (USD) (2)(3)(7) 10,160,000 10,484
Societe Generale, VR, 6.066%, 1/19/35 (USD) (2)(3)(7) 7,355,000 7,773
Total France (Cost $38,719) 41,039
GERMANY 5.7%
Corporate Bonds 0.4%
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,951
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 5,054
14,005
Government Bonds 5.3%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  190,653,035 221,672
221,672
Total Germany (Cost $218,964) 235,677
GHANA 0.1%
Government Bonds 0.1%
Republic of Ghana, Series G15Y, 10.00%, 2/2/38, (5.00%
Cash and 5.00% PIK) (6) 73,066,000 4,758
Total Ghana (Cost $4,483) 4,758
HONG KONG 0.0%
Common Stocks 0.0%
Shimao Group Holdings (4) 12,903,771 317
Total Hong Kong (Cost $323) 317

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 2.0%
Government Bonds 2.0%
Republic of Hungary, Series 35/A, 7.00%, 10/24/35  27,284,590,000 84,642
Total Hungary (Cost $83,489) 84,642
INDIA 1.6%
Government Bonds 1.6%
Republic of India, 7.18%, 8/14/33  6,001,970,000 68,943
Total India (Cost $71,507) 68,943
ITALY 0.1%
Government Bonds 0.1%
Republic of Italy, Series 5Y, 1.25%, 2/17/26 (USD)  3,187,000 3,177
Total Italy (Cost $3,170) 3,177
JAPAN 0.2%
Corporate Bonds 0.2%
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 9,103
Total Japan (Cost $8,258) 9,103
KYRGYZSTAN 0.2%
Government Bonds 0.2%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (2) 8,300,000 8,552
Kyrgyz Republic, 7.75%, 6/3/30 (USD)  577,000 594
Total Kyrgyzstan (Cost $8,812) 9,146
MALAYSIA 1.3%
Government Bonds 1.3%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  124,947,000 33,174
Government of Malaysia, Series 0216, 4.736%, 3/15/46  12,360,000 3,396
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 19,104
Total Malaysia (Cost $45,235) 55,674

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 4.4%
Corporate Bonds 1.0%
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)  22,665,000 21,518
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  23,976,000 21,498
43,016
Government Bonds 3.2%
United Mexican States, Series M, 7.50%, 5/26/33  2,085,000,000 107,716
United Mexican States, Series M, 7.75%, 5/29/31  470,271,000 25,183
132,899
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $7,340 (USD) (1)(4) † 7,340
7,340
Total Mexico (Cost $176,413) 183,255
NEW ZEALAND 7.3%
Government Bonds 7.3%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  216,000,000 121,714
Government of New Zealand, Series 0551, 2.75%, 5/15/51  221,329,000 84,276
Government of New Zealand, Series 0554, 5.00%, 5/15/54  175,822,000 98,712
Total New Zealand (Cost $328,429) 304,702
NORWAY 2.3%
Government Bonds 2.3%
Kingdom of Norway, Series 482, 1.375%, 8/19/30 (2) 182,278,000 16,168
Kingdom of Norway, Series 483, 1.25%, 9/17/31 (2) 482,000,000 41,285
Kingdom of Norway, Series 489, 3.75%, 6/12/35 (2) 386,097,000 37,095
Total Norway (Cost $94,596) 94,548
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 7,414
Total Qatar (Cost $8,275) 7,414

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.3%
Government Bonds 1.3%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  3,479,010,000 35,790
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  1,941,220,000 19,032
Total Serbia (Cost $53,272) 54,822
SUPRANATIONAL 0.9%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  837,500,000 9,356
9,356
Government Bonds 0.7%
European Bank for Reconstruction & Development, 6.75%,
1/13/32 (INR)  2,476,800,000 27,503
27,503
Total Supranational (Cost $38,326) 36,859
THAILAND 3.6%
Government Bonds 3.6%
Kingdom of Thailand, 3.60%, 6/17/67  562,465,000 23,048
Kingdom of Thailand, 4.00%, 6/17/72  80,000 4
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  4,047,793,554 127,051
Total Thailand (Cost $136,921) 150,103
TÜRKIYE 0.2%
Government Bonds 0.2%
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  6,360,000 6,909
Total Türkiye (Cost $6,265) 6,909
UKRAINE 0.2%
Government Bonds 0.2%
Government of Ukraine, STEP, 0.00%, 2/1/36 (USD)  7,010,000 3,985
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD)  3,080,000 1,849

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  1,320,000 781
Total Ukraine (Cost $6,702) 6,615
UNITED KINGDOM 7.9%
Corporate Bonds 0.3%
Barclays, 3.00%, 5/8/26  600,000 806
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (3) 7,735,000 8,151
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,796
11,753
Government Bonds 7.6%
United Kingdom Gilt, 4.375%, 7/31/54  149,686,375 177,085
United Kingdom Gilt, 4.50%, 3/7/35  103,764,000 140,141
317,226
Total United Kingdom (Cost $319,826) 328,979
UNITED STATES 27.5%
Asset-Backed Securities 1.1%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 6,500,000 6,596
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%,
6/15/29 (2) 6,444,847 6,387
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (2) 4,576,197 4,546
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 18,576,000 18,755
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 4,346,250 4,206
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (2) 106,380 105
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 463 1
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24 - 12/28/25, Cost $4,163, 7.131%, 11/30/44 (1)(8) 4,162,808 3,734
44,330
Bank Loans 1.1% (9)
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
7.831%, 8/21/28  4,537,645 4,540
IRB Holding, FRN, 1M TSFR + 2.50%, 6.216%, 12/15/30  4,517,337 4,526

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Main Street Sports Group, 15.00%, 1/2/28, (12.00% Cash or
15.00% PIK) (6) 1,161,654 403
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.012%,
4/11/29  23,888,475 23,596
RealPage, FRN, 3M TSFR + 3.00%, 6.934%, 4/24/28  2,599,613 2,596
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.878%,
2/19/30  13,048,549 9,102
44,763
Common Stocks 0.0%
Diamond Sports Group, Acquisition Date: 1/2/25, Cost $64 (1)
(4) 46,896 115
115
Convertible Bonds 1.8%
Airbnb, Zero Coupon, 3/15/26  40,309,000 39,942
Block, Zero Coupon, 5/1/26  23,457,000 23,102
Citigroup Global Markets Holdings, 1.00%, 4/9/29 (EUR) (2)
(7) 5,500,000 6,473
Rivian Automotive, 4.625%, 3/15/29  5,831,000 7,361
76,878
Corporate Bonds 6.3%
1261229 B.C., 10.00%, 4/15/32 (2) 2,020,000 2,104
Alliant Holdings Intermediate, 7.375%, 10/1/32 (2) 5,235,000 5,438
Ally Financial, VR, 6.848%, 1/3/30 (3) 10,418,000 11,055
Boost Newco Borrower, 7.50%, 1/15/31 (2) 2,690,000 2,858
Capital One Financial, VR, 6.377%, 6/8/34 (3) 10,620,000 11,496
CHS, 10.875%, 1/15/32 (2) 5,188,000 5,670
Cloud Software Group, 8.25%, 6/30/32 (2) 16,518,000 17,297
DISH DBS, 5.25%, 12/1/26 (2) 38,028,000 36,958
DISH DBS, 5.75%, 12/1/28 (2) 26,022,000 25,472
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,240
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,410
Gray Media, 9.625%, 7/15/32 (2) 1,215,000 1,264
Hyundai Capital America, 5.50%, 3/30/26 (2) 7,285,000 7,308
Rivian Holdings, 10.00%, 1/15/31 (2) 5,795,000 5,706
Santander Holdings USA, VR, 6.124%, 5/31/27 (3) 22,850,000 23,008
Sirius XM Radio, 5.00%, 8/1/27 (2) 6,772,000 6,782
Southern, VR, 1.875%, 9/15/81 (EUR) (3) 7,590,000 8,662
Stagwell Global, 5.625%, 8/15/29 (2) 17,057,000 16,645
Synopsys, 5.15%, 4/1/35  7,125,000 7,248
Synopsys, 5.70%, 4/1/55  14,670,000 14,601

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Venture Global LNG, VR, 9.00% (2)(3)(10) 12,350,000 9,757
Verizon Communications, 5.00%, 1/15/36  19,390,000 19,256
Verizon Communications, 5.875%, 11/30/55  4,295,000 4,251
Vistra, VR, 7.00% (2)(3)(10) 7,285,000 7,377
264,863
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 3,943,626 2,524
Puerto Rico Commonwealth, Restructured, Series A, GO,
Zero Coupon, 7/1/33  1,322,744 957
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,027
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 908
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 769
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 997
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 978
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,159
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,182
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,191
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  10,910,000 8,704
20,396
Non-U.S. Government Mortgage-Backed Securities 0.8%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $6,755, 6.75%,
9/25/29 (1)(8) 6,754,622 6,788
BRAVO Residential Funding Trust, Series 2022-NQM2, Class
A1, CMO, ARM, 4.272%, 11/25/61 (2) 2,523,330 2,529
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 4,517,000 90
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.174%,
2/25/42 (2) 2,104,036 2,105
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 169,162 168
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (2) 8,994,169 8,461

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (2) 12,555,818 11,804
31,945
U.S. Government & Agency Mortgage-Backed
Securities 3.4%
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  19,699,383 1,958
2.00%, 1/25/51 - 6/15/52  148,219,994 20,082
2.50%, 2/25/50  10,131,644 1,553
5.00%, 7/25/48 - 10/25/54  86,840,376 16,986
5.50%, 11/25/53  24,289,587 5,202
Federal National Mortgage Assn., CMO, IO
2.00%, 2/25/51 - 10/25/52  248,140,826 32,858
2.50%, 8/25/49 - 3/25/51  49,948,450 7,879
5.50%, 9/25/53 - 11/25/54  134,265,375 26,672
Government National Mortgage Assn., CMO, IO
2.00%, 10/20/50 - 3/20/51  62,075,294 7,821
2.50%, 8/20/49 - 11/20/51  126,117,768 19,026
140,037
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 12.5%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26 (12) 68,659,374 68,075
U.S. Treasury Notes, 4.50%, 3/31/26 (12) 285,000,000 285,601
U.S. Treasury Notes, 4.625%, 2/28/26 (12) 140,000,000 140,175
U.S. Treasury Notes, 4.875%, 4/30/26 (12) 25,860,000 25,967
519,818
Total United States (Cost $1,165,992) 1,143,145
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, Series 10Y, 17.50%, 12/22/35  57,803,000 2,630
Republic of Zambia, Series 5Y, 16.49%, 12/22/30  37,697,000 1,725
Total Zambia (Cost $4,254) 4,355
SHORT-TERM INVESTMENTS 17.3%
Money Market Funds 15.8%
T. Rowe Price Government Reserve Fund, 3.77% (13)(14) 658,657,279 658,657
658,657

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Obligations 1.5%
U.S. Treasury Bills, 3.785%, 1/29/26 (12) 60,000,000 59,842
59,842
Total Short-Term Investments (Cost $718,482) 718,499
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (13)(14) 6,210,000 6,210
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,210
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.75% (13)(14) 13,226,130 13,226
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 13,226
Total Securities Lending Collateral (Cost $19,436) 19,436
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
5 Year Interest
Rate Swap, 4/3/31
Receive Fixed
2.75% Annually,
Pay Variable
3.87% (SOFR)
Annually, 4/1/26
@ 2.75%* (4) 1 817,955 355
Bank of America
USD / EUR,
Put, 5/15/26 @
USD1.24 (4) 1 122,305 313
BNP Paribas
USD / EUR,
Put, 1/13/26 @
USD1.19 (4) 1 832,000 986

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / CNH,
Call, 1/6/26 @
CNH8.00 (4) 1 200,715 —
Citibank
USD / JPY,
Put, 1/8/26 @
JPY146.16 (4) 1 612,000 4
Goldman Sachs
5 Year Interest
Rate Swap,
4/16/31 Receive
Fixed 2.75%
Annually, Pay
Variable 3.87%
(SOFR) Annually,
4/14/26 @
2.75%* (4) 1 812,800 472
Goldman Sachs
5 Year Interest
Rate Swap, 4/3/31
Receive Fixed
2.85% Annually,
Pay Variable
3.87% (SOFR)
Annually, 4/1/26
@ 2.85%* (4) 1 613,550 393
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S45,
5 Year Index,
12/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
1/21/26 @
0.53%* (4) 1 927,400 365
Goldman Sachs
USD / EUR,
Put, 4/14/26 @
USD1.24 (4) 1 120,484 198
Goldman Sachs
USD / EUR,
Put, 5/12/26 @
USD1.24 (4) 1 121,814 301

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest
Rate Swap, 5/6/31
Receive Fixed
3.00% Annually,
Pay Variable
3.87% (SOFR)
Annually, 5/4/26
@ 3.00%* (4) 1 394,655 725
UBS Investment Bank
USD / EUR,
Put, 6/25/26 @
USD1.24 (4) 1 122,600 479
Total Options Purchased (Cost $25,647) 4,591
Total Investments in Securities
99.7% of Net Assets
(Cost $4,177,878) $ 4,147,695
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $34,141 and represents 0.8% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $506,116 and represents 12.2% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZMW Zambian Kwacha

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / JPY, Call, 1/8/26 @
JPY156.15 1 612,000 (3,225)
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
1/21/26 @ 0.70%* 1 927,400 (55)
Total Options Written (Premiums $(4,452)) $ (3,280)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (0.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.7)%
Credit Default Swaps, Protection Bought (0.6)%
United States (0.6)%
Barclays Bank, Protection Bought
(Relevant Credit: Unisys), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 14,900 (1,115) (997) (118)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 262,117 (24,709) (22,723) (1,986)
Total United States (23,720) (2,104)
Total Bilateral Credit Default Swaps, Protection
Bought (23,720) (2,104)
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Barclays Bank, Protection
Sold (Relevant Credit: RR Donnelley &
Sons, B1*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/26 * 9,390 231 112 119
Total United States 112 119
Total Bilateral Credit Default Swaps, Protection
Sold 112 119
Total Return Swaps (0.1)%
Germany (0.1)%
Goldman Sachs, Receive Underlying
Reference: U.S. Alt Managers Index
Monthly, Pay Variable 4.557% (SOFR +
0.85%) Monthly, 1/19/28 21,967 (336) — (336)
Goldman Sachs, Receive Underlying
Reference: U.S. Select Regional Bank
Index  Monthly, Pay Variable 4.107%
(SOFR + 0.40%) Monthly, 1/19/28 45,992 (1,596) — (1,596)
Total Germany — (1,932)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
United States (0.0)%
Goldman Sachs, Receive Underlying
Reference: U.S. Alt Managers Index
Monthly, Pay Variable 4.557% (SOFR +
0.85%) Monthly, 1/19/28 21,610 (330) — (330)
Goldman Sachs, Receive Underlying
Reference: U.S. Select Regional Bank
Index  Monthly, Pay Variable 4.107%
(SOFR + 0.40%) Monthly, 1/19/28 22,264 (773) — (773)
Goldman Sachs, Receive
Underlying Reference:
U.S. Natural Gas Exposure Index
Monthly, Pay Variable 4.007% (SOFR +
0.30%) Monthly, 10/8/26 64,012 (70) — (70)
Total United States — (1,173)
Total Bilateral Total Return Swaps — (3,105)
Interest Rate Swaps 0.0%
Brazil 0.0%
Barclays Bank, 7 Year Interest Rate
Swap, Receive Fixed 13.545% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/3/33 258,164 383 — 383
Goldman Sachs, 6 Year Interest Rate
Swap, Receive Fixed 14.905% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/2/31 116,042 816 — 816
Total Brazil — 1,199
Total Bilateral Interest Rate Swaps — 1,199
Total Bilateral Swaps (23,608) (3,891)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (407) (1,598) 1,191
Total Australia 1,191
Total Centrally Cleared Credit Default Swaps,
Protection Bought 1,191
Credit Default Swaps, Protection Sold 0.4%
United States 0.4%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 85,926 3,960 3,913 47
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 403,258 9,243 8,639 604
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 60,883 (1,170) (666) (504)
Protection Sold (Relevant Credit: PG&E,
Ba2*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 37,966 3,039 3,910 (871)
Protection Sold (Relevant Credit: R.R.
Donnelley & Sons, Caa1*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 11,150 274 209 65
Protection Sold (Relevant Credit: R.R.
Donnelley & Sons, Caa1*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 17,418 457 413 44
Total United States (615)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (615)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.1)%
Chile 0.0%
7 Year Interest Rate Swap, Receive
Fixed 5.005% Semi-Annually, Pay
Variable (1.103)% (ICP) Semi-Annually,
10/10/32 32,551,050 172 — 172
Total Chile 172
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.552% Quarterly, Pay Variable
1.850% (7 Day Interbank Repo)
Quarterly, 11/3/30 911,720 (194) — (194)
5 Year Interest Rate Swap, Receive
Fixed 1.620% Quarterly, Pay Variable
1.534% (7 Day Interbank Repo)
Quarterly, 12/11/30 122,239 27 — 27
5 Year Interest Rate Swap, Receive
Fixed 1.620% Quarterly, Pay Variable
1.850% (7 Day Interbank Repo)
Quarterly, 9/2/30 2,155,250 554 — 554
Total China 387
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 273 — 273
Total India 273
Mexico (0.1)%
5 Year Interest Rate Swap, Receive
Fixed 7.818% 28 Days, Pay Variable
7.250% (MXIBTIIE) 28 Days, 5/23/30 1,879,443 703 — 703
7 Year Interest Rate Swap, Receive
Fixed 7.498% 28 Days, Pay Variable
7.230% (MXIBTIIE) 28 Days, 10/1/32 1,049,000 (1,271) — (1,271)
Total Mexico (568)
Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed
4.040% Annually, Receive Variable
4.810% (6M PLN WIBOR) Semi-
Annually, 7/25/30 172,163 (454) — (454)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 127,157 (1,499) — (1,499)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 32,193 (385) — (385)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 32,193 (399) — (399)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 96,578 (1,229) — (1,229)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 96,579 (1,236) — (1,236)
Total Poland (5,202)
Sweden 0.1%
10 Year Interest Rate Swap, Pay Fixed
2.670% Annually, Receive Variable
1.942% (3M SEK STIBOR) Quarterly,
8/27/35 162,573 217 — 217
10 Year Interest Rate Swap, Pay Fixed
2.675% Annually, Receive Variable
1.937% (3M SEK STIBOR) Quarterly,
8/22/35 103,860 130 — 130
10 Year Interest Rate Swap, Pay Fixed
2.678% Annually, Receive Variable
1.937% (3M SEK STIBOR) Quarterly,
8/22/35 311,580 383 — 383
Total Sweden 730
Total Centrally Cleared Interest Rate Swaps (4,208)
Zero-Coupon Inflation Swaps (0.3)%
Foreign/Europe (0.2)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 74,483 (1,560) — (1,560)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,849 (1,642) — (1,642)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,848 (2,070) — (2,070)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.205% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 52,830 (1,490) — (1,490)
Total Foreign/Europe (6,762)
United States (0.1)%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.175% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/26 527,509 (2,845) — (2,845)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.220% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 107,413 (439) — (439)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.290% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 96,554 (461) — (461)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/7/30 80,800 (351) — (351)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 126 — 126
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 117 — 117
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 110 — 110

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 48 — 48
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 17 — 17
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 119 — 119
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 112 — 112
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 (792) — (792)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 (780) — (780)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 (24) — (24)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 (43) — (43)
Total United States (5,086)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (11,848)
Total Centrally Cleared Swaps (15,480)
Net payments (receipts) of variation margin to date 16,148
Variation margin receivable (payable) on centrally cleared swaps $ 668
*
Credit ratings as of December 31, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 USD 135,308 MXN 2,515,474 $ (4,167)
Bank of America 1/23/26 USD 39,796 GBP 30,302 (1,048)
Barclays Bank 1/15/26 TRY 499,291 USD 11,054 445
Barclays Bank 3/6/26 USD 9,935 COP 37,770,376 162
BNP Paribas 1/23/26 USD 222,326 NZD 384,938 479
BNP Paribas 1/23/26 USD 121,254 NZD 215,292 (2,823)
BNP Paribas 3/9/26 USD 24,261 MYR 100,161 (511)
BNY Mellon 3/3/26 USD 74,768 BRL 408,203 1,332
Citibank 1/9/26 KES 1,052,950 USD 8,105 49
Citibank 1/9/26 USD 64,257 INR 5,736,507 487
Citibank 1/9/26 USD 14,002 INR 1,268,961 (105)
Citibank 1/9/26 ZMW 168,245 USD 6,970 629
Citibank 1/14/26 NGN 25,722,793 USD 17,158 631
Citibank 1/15/26 USD 14,926 IDR 249,105,030 1
Citibank 1/16/26 KZT 4,206,759 USD 7,466 789
Citibank 1/16/26 RSD 1,395,469 USD 13,747 229
Citibank 1/16/26 USD 70,004 RSD 7,087,934 (987)
Citibank 1/23/26 USD 35,456 GBP 26,492 (254)
Citibank 2/9/26 UAH 345,462 USD 7,965 143
Citibank 3/12/26 EGP 1,171,982 USD 23,359 628
Citibank 3/13/26 RSD 89,939 USD 897 3
Citibank 5/7/26 UAH 259,700 USD 5,822 103
Deutsche Bank 1/16/26 CZK 41,120 USD 1,967 34
Deutsche Bank 1/23/26 USD 25,224 EUR 21,500 (70)
Deutsche Bank 2/6/26 UAH 337,034 USD 7,847 74
Deutsche Bank 6/4/26 UAH 88,573 USD 1,984 13
Goldman Sachs 1/16/26 MXN 152,406 USD 8,308 143
Goldman Sachs 1/16/26 USD 3,636 MXN 65,546 2
Goldman Sachs 1/16/26 USD 4,228 MXN 78,689 (135)
Goldman Sachs 1/23/26 EUR 2,514 USD 2,932 25
Goldman Sachs 1/23/26 GBP 29,192 USD 38,949 399
Goldman Sachs 1/23/26 JPY 636,287 USD 4,201 (131)
Goldman Sachs 1/23/26 NZD 15,379 USD 8,721 142
Goldman Sachs 1/23/26 NZD 6,054 USD 3,509 (20)
Goldman Sachs 1/23/26 USD 40,431 GBP 30,769 (1,042)
Goldman Sachs 1/23/26 USD 94,733 NOK 966,115 (1,119)
Goldman Sachs 1/23/26 USD 3,314 NZD 5,910 (93)
Goldman Sachs 2/20/26 AUD 60,377 USD 40,117 181
Goldman Sachs 3/3/26 USD 8,600 BRL 46,833 175
Goldman Sachs 3/6/26 USD 149,050 THB 4,803,328 (4,112)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 1/9/26 USD 31,215 INR 2,786,644 $ 237
HSBC Bank 1/15/26 IDR 333,473,936 USD 19,909 71
HSBC Bank 1/15/26 USD 5,035 IDR 84,368,906 (20)
HSBC Bank 1/23/26 JPY 11,865,589 USD 81,526 (5,620)
HSBC Bank 1/23/26 NZD 72,206 USD 40,986 628
HSBC Bank 1/23/26 USD 234,550 EUR 200,126 (894)
HSBC Bank 1/23/26 USD 2,889 GBP 2,189 (62)
JPMorgan Chase 1/16/26 HUF 1,909,981 USD 5,706 128
JPMorgan Chase 1/16/26 MXN 97,482 USD 5,338 67
JPMorgan Chase 1/23/26 GBP 4,388 USD 5,883 31
JPMorgan Chase 1/23/26 USD 65,209 GBP 49,612 (1,663)
JPMorgan Chase 1/23/26 USD 5,866 NZD 10,125 30
JPMorgan Chase 3/6/26 THB 80,642 USD 2,544 27
Morgan Stanley 1/23/26 USD 171,095 JPY 25,469,079 8,165
RBC Dominion
Securities 2/6/26 USD 25,093 CLP 23,676,884 (1,231)
RBC Dominion
Securities 3/6/26 USD 45,138 COP 171,617,408 732
RBC Dominion
Securities 3/6/26 USD 10,065 COP 39,037,950 (36)
RBC Dominion
Securities 4/10/26 KRW 29,516,696 USD 20,189 329
Societe Generale 1/23/26 USD 47,714 GBP 35,753 (478)
Societe Generale 3/3/26 USD 148,935 BRL 810,314 3,159
Standard Chartered 1/23/26 USD 2,251 EUR 1,912 2
Standard Chartered 3/9/26 USD 30,401 MYR 126,069 (778)
State Street 1/16/26 USD 1,978 CZK 41,120 (22)
State Street 1/23/26 GBP 3,902 USD 5,099 161
Toronto-Dominion Bank 3/6/26 USD 2,764 COP 10,653,022 8
UBS Investment Bank 1/9/26 INR 3,263,711 USD 36,271 10
UBS Investment Bank 1/16/26 HUF 750,952 USD 2,277 16
UBS Investment Bank 1/16/26 USD 2,600 HUF 856,698 (17)
UBS Investment Bank 1/23/26 CHF 64,276 USD 82,228 (880)
UBS Investment Bank 1/23/26 EUR 35,478 USD 41,445 294
UBS Investment Bank 1/23/26 JPY 44,877,798 USD 289,187 (2,097)
UBS Investment Bank 1/23/26 NZD 5,638 USD 3,240 10
UBS Investment Bank 1/23/26 USD 81,662 CHF 64,276 314
UBS Investment Bank 1/23/26 USD 2,019 EUR 1,735 (22)
UBS Investment Bank 1/23/26 USD 242,596 GBP 185,033 (6,811)
UBS Investment Bank 1/23/26 USD 211,303 JPY 31,910,595 7,166

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/23/26 USD 4,625 NZD 7,974 $ 30
UBS Investment Bank 1/23/26 USD 4,302 NZD 7,470 (3)
UBS Investment Bank 2/6/26 USD 10,603 CLP 9,998,917 (514)
UBS Investment Bank 2/20/26 AUD 62,450 USD 40,591 1,091
UBS Investment Bank 3/3/26 BRL 23,451 USD 4,201 18
UBS Investment Bank 3/6/26 USD 31,012 COP 119,048,048 208
UBS Investment Bank 3/6/26 USD 11,430 COP 44,243,010 (18)
UBS Investment Bank 4/10/26 USD 35,949 INR 3,263,711 (30)
Wells Fargo 3/6/26 USD 22,308 COP 85,113,335 285
Net unrealized gain (loss) on open forward
currency exchange contracts $ (7,298)

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 591 Euro BTP contracts 3/26 (83,470) $ 145
Short, 2,017 Euro BUND contracts 3/26 (302,389) 2,158
Short, 1,322 Euro OAT contracts 3/26 (187,351) 725
Short, 3,090 U.S. Treasury Notes ten year
contracts 3/26 (347,432) 2,576
Short, 4,744 Ultra U.S. Treasury Bonds contracts 3/26 (559,792) 9,988
Short, 7,986 Ultra U.S. Treasury Notes ten year
contracts 3/26 (918,515) 6,010
Net payments (receipts) of variation margin to date (17,698)
Variation margin receivable (payable) on open futures contracts $ 3,904

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 10,393++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 10,393+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 187,400  ¤  ¤ $ 658,657
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 19,436
Total $ 678,093^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10,393 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $678,093.

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,177,878) $ 4,147,695
Interest receivable 62,670
Unrealized gain on forward currency exchange contracts 30,515
Receivable for shares sold 17,242
Cash 4,021
Variation margin receivable on futures contracts 3,904
Foreign currency (cost $1,794) 1,802
Due from affiliates 1,431
Unrealized gain on bilateral swaps 1,318
Variation margin receivable on centrally cleared swaps 668
Bilateral swap premiums paid 112
Receivable for investment securities sold 40
Other assets 1,036
Total assets 4,272,454
Liabilities
Unrealized loss on forward currency exchange contracts 37,813
Bilateral swap premiums received 23,720
Payable for shares redeemed 20,003
Obligation to return securities lending collateral 19,436
Unrealized loss on bilateral swaps 5,209
Options written (premiums $4,452) 3,280
Investment management fees payable 1,685
Payable to directors 3
Other liabilities 218
Total liabilities 111,367
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 4,161,087

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (662,795)
Paid-in capital applicable to 550,451,699 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,823,882
NET ASSETS $ 4,161,087
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $76,567; Shares outstanding: 10,106,693) $ 7.58
Advisor Class
(Net assets: $192; Shares outstanding: 25,402) $ 7.55
I Class
(Net assets: $598,274; Shares outstanding: 79,135,626) $ 7.56
Z Class
(Net assets: $3,486,054; Shares outstanding:
461,183,978) $ 7.56

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $1,024) $ 223,013
Dividend (net of foreign taxes of $430) 10,287
Securities lending 848
Other 11
Total income 234,159
Expenses
Investment management 19,629
Shareholder servicing
Investor Class $ 231
Advisor Class 1
I Class 64 296
Prospectus and shareholder reports
Investor Class 8
Advisor Class 1
I Class 5
Z Class 6 20
Custody and accounting 503
Registration 78
Legal and audit 70
Directors 13
Miscellaneous 75
Waived / paid by Price Associates (17,156)
Total expenses 3,528
Net investment income 230,631

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $(328)) (103,231)
Futures 2,982
Swaps (20,011)
Options written (6,087)
Forward currency exchange contracts (76,604)
Foreign currency transactions 2,745
Net realized loss (200,206)
Change in net unrealized gain / loss
Securities 142,818
Futures (5,379)
Swaps 10,715
Options written 928
Forward currency exchange contracts (49,550)
Other assets and liabilities denominated in foreign currencies 1,605
Change in net unrealized gain / loss 101,137
Net realized and unrealized gain / loss (99,069)
INCREASE IN NET ASSETS FROM OPERATIONS $ 131,562

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 230,631 $ 207,783
Net realized loss (200,206) (55,973)
Change in net unrealized gain / loss 101,137 78,670
Increase in net assets from operations 131,562 230,480
Distributions to shareholders
Net earnings
Investor Class (4,115) (5,112)
Advisor Class (8) (11)
I Class (24,288) (23,012)
Z Class (168,327) (135,343)
Tax return of capital – –
Investor Class (1,221) (1,829)
Advisor Class (2) (4)
I Class (6,816) (8,107)
Z Class (48,261) (47,256)
Decrease in net assets from distributions (253,038) (220,674)
Capital share transactions
*
Shares sold
Investor Class 30,741 32,841
I Class 206,308 135,376
Z Class 355,613 351,569
Distributions reinvested
Investor Class 5,275 6,879
Advisor Class 10 15
I Class 30,894 30,841
Z Class 216,650 182,650
Shares redeemed
Investor Class (71,006) (132,882)
Advisor Class – (249)
I Class (196,686) (197,051)
Z Class (295,781) (380,818)
Increase in net assets from capital share
transactions 282,018 29,171

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 160,542 38,977
Beginning of period 4,000,545 3,961,568
End of period $ 4,161,087 $ 4,000,545
*Share information (000s)
Shares sold
Investor Class 3,962 4,209
I Class 26,777 17,480
Z Class 46,067 45,389
Distributions reinvested
Investor Class 681 886
Advisor Class 1 2
I Class 4,004 3,982
Z Class 28,071 23,580
Shares redeemed
Investor Class (9,154) (17,075)
Advisor Class – (32)
I Class (25,311) (25,473)
Z Class (38,388) (49,143)
Increase in shares outstanding 36,710 3,805

T. ROWE PRICE Dynamic Global Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks high current income. The fund has four classes of shares: the Dynamic Global Bond Fund (Investor Class), the
Dynamic Global Bond Fund–Advisor Class (Advisor Class), the Dynamic Global
Bond Fund–I Class (I Class) and the Dynamic Global Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt

T. ROWE PRICE Dynamic Global Bond Fund

securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Dynamic Global Bond Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Global Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust

T. ROWE PRICE Dynamic Global Bond Fund

quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Dynamic Global Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,312,274 $ — $ 3,312,274
Asset-Backed Securities — 40,596 3,734 44,330
Common Stocks — 462 — 462
Non-U.S. Government
Mortgage-Backed Securities — 25,157 6,788 31,945
Private Investment Company
2
— — — 16,158
Short-Term Investments 658,657 59,842 — 718,499
Securities Lending Collateral 19,436 — — 19,436
Options Purchased — 4,591 — 4,591
Total Securities 678,093 3,442,922 10,522 4,147,695
Swaps* — 6,489 — 6,489
Forward Currency Exchange
Contracts — 30,515 — 30,515
Futures Contracts* 21,602 — — 21,602
Total $ 699,695 $ 3,479,926 $ 10,522 $ 4,206,301
Liabilities
Options Written $ — $ 3,280 $ — $ 3,280
Swaps* — 49,468 — 49,468
Forward Currency Exchange
Contracts — 37,813 — 37,813
Total $ — $ 90,561 $ — $ 90,561

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 649
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Securities^ 27,205
Foreign exchange derivatives Forwards, Securities^ 32,796
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 2,547
^
,*
Total $ 63,197
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 12,497
Interest rate derivatives Centrally Cleared Swaps 6,667
Foreign exchange derivatives Forwards, Options Written 41,038
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 27,254
Equity derivatives Bilateral Swaps 3,105
Total $ 90,561
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 3,324 $ 3,324
Interest rate
derivatives (12,540) — 14,719 — (2,887) (708)
Foreign
exchange
derivatives (7,121) 4,687 — (76,604) — (79,038)
Credit
derivatives (3,279) 6,499 — — (31,033) (27,813)
Equity
derivatives (9,641) (17,273) (11,737) — 10,585 (28,066)
Total $ (32,581) $ (6,087) $ 2,982 $ (76,604) $ (20,011) $ (132,301)

T. ROWE PRICE Dynamic Global Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (5,401) $ (5,401)
Interest rate
derivatives (18,678) — (5,379) — 3,149 (20,908)
Foreign
exchange
derivatives (10,616) 732 — (49,550) — (59,434)
Credit
derivatives (898) 196 — — 16,072 15,370
Equity
derivatives 3,186 — — — (3,105) 81
Total $ (27,006) $ 928 $ (5,379) $ (49,550) $ 10,715 $ (70,292)
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Global Bond Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)
and a minimum transfer amount of $100,000 to $500,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.

T. ROWE PRICE Dynamic Global Bond Fund

For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $163,492,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 668 $ (5,215) $ (4,547) $ 4,876 $ 329
Barclays Bank 1,221 (1,115) 106 322 428
BNP Paribas 1,465 (3,334) (1,869) 4,446 2,577
BNY Mellon 1,332 — 1,332 (1,542) —
Citibank 3,696 (4,571) (875) 624 —
Deutsche Bank 121 (70) 51 — 51
Goldman Sachs 3,612 (34,521) (30,909) 28,808 —
HSBC Bank 936 (6,596) (5,660) 5,553 —
JPMorgan Chase 283 (1,663) (1,380) 1,338 —
Morgan Stanley 8,890 — 8,890 (8,596) 294
RBC Dominion
Securities 1,061 (1,267) (206) 483 277
Societe Generale 3,159 (478) 2,681 (3,075) —
Standard Chartered 2 (778) (776) 674 —
State Street 161 (22) 139 — 139
Toronto-Dominion
Bank 8 — 8 — 8
UBS Investment
Bank 9,636 (10,392) (756) 303 —

T. ROWE PRICE Dynamic Global Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 33% and 53% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party
Wells Fargo $ 285 $ — $ 285 $ (310) $ —
Total $ 36,536 $ (70,022)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Global Bond Fund

and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and
51% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right,

T. ROWE PRICE Dynamic Global Bond Fund

but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 128% and 202% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are

T. ROWE PRICE Dynamic Global Bond Fund

made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2025, the notional amount of protection sold by the fund totaled $625,991,000 (15.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible

T. ROWE PRICE Dynamic Global Bond Fund

inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 62% and
110% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Dynamic Global Bond Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically

T. ROWE PRICE Dynamic Global Bond Fund

have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a

T. ROWE PRICE Dynamic Global Bond Fund

result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $21,369,000; the aggregate value of collateral was $22,461,000 and consisted of cash collateral and related investments of
$19,436,000 and U.S. government securities of $3,025,000.

T. ROWE PRICE Dynamic Global Bond Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $1,855,193,000 and $1,489,815,000, respectively, for the year ended December 31, 2025. Purchases and sales of U.S. government securities aggregated $97,234,000 and $431,934,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 196,738 $ 163,478
Return of capital 56,300 57,196
Total distributions $ 253,038 $ 220,674

T. ROWE PRICE Dynamic Global Bond Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a
($000s)
Cost of investments $ 4,161,925
Unrealized appreciation $ 129,819
Unrealized depreciation (169,406)
Net unrealized appreciation (depreciation) $ (39,587)
($000s)
Overdistributed ordinary income $ (34,194)
Net unrealized appreciation (depreciation) (39,587)
Loss carryforwards and deferrals (589,014)
Total distributable earnings (loss) $ (662,795)

T. ROWE PRICE Dynamic Global Bond Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Dynamic Global Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $3,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Dynamic Global Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates; $185,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, approximately 39% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.90% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $(1) $— $(17,155)

T. ROWE PRICE Dynamic Global Bond Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Dynamic Global Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Dynamic Global Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dynamic Global Bond Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dynamic Global Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dynamic Global Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $109,974,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $199,955,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F35-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026